Dispositions, Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Dispositions, Assets Held for Sale and Discontinued Operations (Tables) [Abstract]
Summary of real property disposition activity

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Real property dispositions:
Senior housing facilities	$3,438	$	$3,438	$55,320	$	$55,320	$163,622	$	$163,622
Skilled nursing facilities	166,852		166,852	45,835		45,835	6,290		6,290
Hospitals		—	—		40,841	40,841		8,735	8,735
Medical office buildings		14,092	14,092		44,717	44,717		6,781	6,781
Land parcels		—	—			—	73		73

Total dispositions	170,290	14,092	184,382	101,155	85,558	186,713	169,985	15,516	185,501
Add: Gain (loss) on sales of real property	36,274	(159)	36,115	32,084	11,310	43,394	151,457	12,476	163,933
LandAmerica settlement	—	—	—			—	2,500		2,500
Extinguishment of other assets (liabilities)	—	—	—			—		(116)	(116)
Seller financing on sales of real property	—	(1,470)	(1,470)		(6,100)	(6,100)	(59,649)	(5,122)	(64,771)

Proceeds from real property sales	$206,564	$12,463	$219,027	$133,239	$90,768	$224,007	$264,293	$22,754	$287,047

(1)	Represents activity for the senior housing triple-net segment.

Reclassification impact as result of classifying properties as discontinued operations

	Year Ended December 31,
	2010	2009	2008
Revenues:
Rental income	$38,753	$59,304	$82,913
Other income	—	8,059	—
Expenses:
Interest expense	7,779	11,176	19,684
Property operating expenses	5,662	4,964	5,566
Provision for depreciation	13,288	21,628	31,711

Income (loss) from discontinued operations, net	$12,024	$29,595	$25,952